AB CAP FUND, INC.
-AB Multi-Manager Select Retirement Allocation Fund	-AB Multi-Manager Select 2010 Fund
-AB Multi-Manager Select 2015 Fund	-AB Multi-Manager Select 2020 Fund
-AB Multi-Manager Select 2025 Fund	-AB Multi-Manager Select 2030 Fund
-AB Multi-Manager Select 2035 Fund	-AB Multi-Manager Select 2040 Fund
-AB Multi-Manager Select 2045 Fund	-AB Multi-Manager Select 2050 Fund
-AB Multi-Manager Select 2055 Fund	-AB Multi-Manager Select 2060 Fund
(each, a “Fund”, and together, the “Funds”)

Supplement dated June 3, 2019 to the (i) Prospectus dated November 30, 2018, as revised February 1, 2019, for each Fund, (ii) Summary Prospectuses dated November 30, 2018 for each Fund other than the AB Multi-Manager Select 2060 Fund (the “2060 Fund”), and (iii) Summary Prospectus dated February 1, 2019 for the 2060 Fund (collectively, the “Prospectuses”), each offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of the Funds addressed in the Prospectus.

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The following chart for each Fund replaces the second chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for each Fund.

PORTFOLIO MANAGERS

The following table lists the Morningstar personnel primarily responsible for selecting Underlying Funds within each asset class for investment by the Fund:

Employee	Length of Service	Title
Brian Huckstep	Since 2014 (since February 2019 for the 2060 Fund)	Portfolio Manager for the registered investment adviser subsidiaries of Morningstar, Inc.

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The following chart replaces the second chart under the heading “Management of the Funds – Portfolio Managers” in the Prospectus for the Funds.

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Brian Huckstep; since 2014 (since February 2019 for the 2060 Fund); Portfolio Manager	Portfolio Manager for the registered investment adviser subsidiaries of Morningstar, Inc., with which he has been associated since prior to 2014.

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Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.